Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

11. Property and Equipment, Net

Property and equipment, net consists of the following:

(in thousands)	December 31, 2023	December 31, 2022
Computer equipment	$94	$89
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	121	146
Property and equipment, gross	691	711
Less: Accumulated depreciation	(557)	(507)
Property and equipment, net	$134	$204

Depreciation expense was $0.1 million for each of the years ended December 31, 2023 and 2022, respectively, which was included in selling, general and administrative expense on the consolidated statements of operations.